8. SUBSEQUENT EVENTS - Quarterly	12 Months Ended	6 Months Ended
	Dec. 31, 2013	Jun. 30, 2014 Quarterly [Member]
8. SUBSEQUENT EVENTS

Note 8: Subsequent Events

In accordance with the vesting agreements of Isaac Dietrich, Tyler Knight, Hyler Fortier and Stewart Fortier, upon the closure of the Series A Preferred Capital Raise on January 1, 2014, acceleration of the vesting schedules occurred. This caused full ownership interest of 58.07 (fifty eight and seven hundredths) common stock shares to be issued to Isaac Dietrich, 15.00 (fifteen) common stock shares to be issued to Hyler Fortier, 12.00 (twelve) common stock shares to be issued to Stewart Fortier and 12.00 (twelve) common stock shares to be issued to Tyler Knight.

On March 18, 2014, the Company entered into a Plan of Reorganization with its shareholders in which the following was effected: (i) on March 21, 2014, the Company’s Certificate of Incorporation was amended to allow for the issuance of 200,000,000 shares of the Company’s common stock; (ii) on March 24, 2014, each of the Company’s preferred shareholders converted their shares into common stock on a one for one basis, and (iii) on March 24, 2014, each of the Company’s shareholders surrendered their shares of the Company’s common stock in exchange for the pro-rata distribution of 36,000,000 newly issued shares of Company’s common stock, based on the percentage of the total shares of common stock held by the shareholder immediately prior to the exchange.

The Company evaluated subsequent events through the date its financial statements were issued on March 18, 2014. The Company is in the development stage as of December 31, 2013 and to date has had no significant operations. Recovery of the Company assets is dependent on future events, the outcome of which is indeterminable. In addition, successful completion of the Company’s development program and its transition, ultimately, to attaining profitable operations is dependent upon obtaining adequate financing to fulfill its development activities and achieving a level of sales adequate to support the Company’s cost structure.

NOTE 8 - SUBSEQUENT EVENTS

On July 24, 2014, MassRoots entered into a lease for a new company headquarters located at 2247 Federal Blvd, Denver. This location is co-leased by the Company, along with CannaBuild, LLC, from 2247 Federal Boulevard, LLC pursuant to a written lease which expires on July 22, 2015 and contains an option for a one year renewal at the same monthly rate. This location is shared with CannaBuild, LLC, which pays a portion of the monthly rent. The lease is for a total of $3,450 per month, which, pursuant to an expense sharing agreement between the Company and CannaBuild, LLC, the Company is responsible for paying $2,250 per month.

The Company had previously rented virtual office space from Opus Virtual Offices which provides conference rooms, mail forwarding and call answering for $99 per month ($1,188 on an annual basis). The Opus Virtual Office lease has been cancelled by the Company and will expire on September 14, 2014.

On July 11, 2014, 850,000 shares of common stock that were recorded as common stock to be issued as of June 30, 2014, of which 250,000 shares were issued to Sebastian Stant; 250,000 shares of common stock were issued to Vincent “Tripp” Keber; 250,000 shares of common stock were issued to Ean Seeb; and 100,000 shares of common stock were issued to Jesus Quintero.

On August 18, 2014, the remaining 38,059,000 shares of common stock that were recorded as common stock to be issued were issued to the Company’s shareholders of record relating to the March 2014 offering and the March Plan of Reorganization. No shares of common stock remained “to be issued” as of August 22, 2014.

The Company evaluated subsequent events through the date its financial statements were issued on August 22, 2014.